UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam Global Utilities Fund

The fund's portfolio
11/30/15 (Unaudited)

COMMON STOCKS (93.6%)(a)
		Shares	Value

Diversified telecommunication services (2.3%)

Com Hem Holding AB (Sweden)		445,870	$3,928,674

			3,928,674
Electric utilities (31.9%)

American Electric Power Co., Inc.		163,450	9,154,835

Duke Energy Corp.		105,000	7,114,800

Edison International		107,235	6,365,470

Entergy Corp.		11,507	766,711

Exelon Corp.		393,700	10,751,947

Iberdrola SA (Spain)		449,993	3,152,642

NextEra Energy, Inc.		109,000	10,884,740

SSE PLC (United Kingdom)		282,122	6,093,118

			54,284,263
Gas utilities (2.0%)

Snam SpA (Italy)		388,155	1,972,605

Tokyo Gas Co., Ltd. (Japan)		313,000	1,496,377

			3,468,982
Independent power and renewable electricity producers (14.5%)

Calpine Corp.(NON)		577,484	8,535,214

Dynegy, Inc.(NON)		94,984	1,531,142

EDP Renovaveis SA (Spain)		983,946	6,811,380

Electric Power Development Co., Ltd. (Japan)		81,100	2,594,302

NextEra Energy Partners LP		7,000	181,020

NRG Energy, Inc.		410,900	5,078,724

			24,731,782
Media (2.8%)

Comcast Corp. Class A		16,000	973,760

Numericable-SFR (France)(NON)		88,306	3,780,969

			4,754,729
Multi-utilities (31.9%)

Centrica PLC (United Kingdom)		1,709,897	5,616,673

Dominion Resources, Inc.		24,700	1,664,039

ENGIE SA (France)		140,853	2,454,012

National Grid PLC (United Kingdom)		655,296	9,137,096

PG&E Corp.		247,056	13,027,263

Public Service Enterprise Group, Inc.		56,900	2,224,790

Sempra Energy		92,643	9,192,965

Veolia Environnement SA (France)		407,155	9,760,773

WEC Energy Group, Inc.		27,056	1,334,402

			54,412,013
Water utilities (8.2%)

American Water Works Co., Inc.		146,068	8,436,888

Severn Trent PLC (United Kingdom)		90,063	3,054,698

United Utilities Group PLC (United Kingdom)		164,416	2,393,311

			13,884,897

Total common stocks (cost $139,645,364)			$159,465,340

SHORT-TERM INVESTMENTS (6.7%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.16%(AFF)	Shares	10,737,429	$10,737,429

SSgA Prime Money Market Fund Class N 0.09%(P)	Shares	110,000	110,000

U.S. Treasury Bills 0.07%, April 7, 2016(SEGSF)		$81,000	80,981

U.S. Treasury Bills 0.18%, February 18, 2016(SEGSF)		69,000	68,974

U.S. Treasury Bills 0.05%, January 7, 2016(SEGSF)		221,000	220,990

U.S. Treasury Bills 0.04%, December 10, 2015(SEGSF)		130,000	129,999

Total short-term investments (cost $11,348,373)			$11,348,373

TOTAL INVESTMENTS

Total investments (cost $150,993,737)(b)			$170,813,713

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $86,940,671) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/16/15	$2,365,212	$2,411,238	$(46,026)
	British Pound	Sell	12/16/15	2,365,212	2,403,976	38,764
	Euro	Buy	12/16/15	1,601,679	1,677,754	(76,075)
	Euro	Sell	12/16/15	1,601,679	1,698,651	96,972
	Japanese Yen	Buy	2/17/16	67,939	69,363	(1,424)
Barclays Bank PLC
	Canadian Dollar	Buy	1/20/16	46,950	47,359	(409)
	Euro	Buy	12/16/15	895,224	965,267	(70,043)
	Euro	Sell	12/16/15	895,224	904,878	9,654
	Hong Kong Dollar	Buy	2/17/16	8,155,699	8,158,680	(2,981)
	Japanese Yen	Sell	2/17/16	490,598	491,398	800
Citibank, N.A.
	Australian Dollar	Buy	1/20/16	395,169	384,324	10,845
	British Pound	Buy	12/16/15	3,870,428	3,946,038	(75,610)
	British Pound	Sell	12/16/15	3,870,428	3,933,284	62,856
	Euro	Buy	12/16/15	1,358,373	1,455,746	(97,373)
	Japanese Yen	Buy	2/17/16	602,917	628,763	(25,846)
Credit Suisse International
	Canadian Dollar	Sell	1/20/16	432,733	436,453	3,720
	Euro	Buy	12/16/15	67,749	85,583	(17,834)
	Japanese Yen	Buy	2/17/16	504,425	515,014	(10,589)
	New Zealand Dollar	Buy	1/20/16	855,140	830,242	24,898
Deutsche Bank AG
	British Pound	Buy	12/16/15	1,808,700	1,838,092	(29,392)
	British Pound	Sell	12/16/15	1,808,700	1,843,658	34,958
	Euro	Buy	12/16/15	3,833,926	4,138,130	(304,204)
Goldman Sachs International
	Japanese Yen	Buy	2/17/16	3,651,848	3,728,876	(77,028)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/20/16	778,580	757,280	21,300
	British Pound	Buy	12/16/15	1,272,822	1,293,527	(20,705)
	British Pound	Sell	12/16/15	1,272,822	1,297,592	24,770
	Euro	Buy	12/16/15	1,295,062	1,395,504	(100,442)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/16/15	2,831,055	2,877,727	(46,672)
	British Pound	Sell	12/16/15	2,831,055	2,886,197	55,142
	Canadian Dollar	Buy	1/20/16	2,894,421	2,920,082	(25,661)
	Euro	Buy	12/16/15	2,197,473	2,329,492	(132,019)
	Euro	Sell	12/16/15	2,197,473	2,355,049	157,576
	Japanese Yen	Buy	2/17/16	1,694,566	1,730,604	(36,038)
	Swedish Krona	Sell	12/16/15	2,958,496	3,073,733	115,237
State Street Bank and Trust Co.
	British Pound	Sell	12/16/15	2,639,326	2,695,329	56,003
	Euro	Buy	12/16/15	1,979,005	2,085,062	(106,057)
	Euro	Sell	12/16/15	1,979,005	2,105,724	126,719
	Swedish Krona	Sell	12/16/15	603,949	626,496	22,547
UBS AG
	Australian Dollar	Buy	1/20/16	1,878,821	1,821,900	56,921
	British Pound	Sell	12/16/15	5,294,465	5,380,259	85,794
	Euro	Buy	12/16/15	791,010	838,413	(47,403)
	Euro	Sell	12/16/15	791,010	847,847	56,837
	Japanese Yen	Buy	2/17/16	1,910,728	1,951,216	(40,488)
WestPac Banking Corp.
	British Pound	Buy	12/16/15	1,295,565	1,316,644	(21,079)
	British Pound	Sell	12/16/15	1,295,565	1,320,921	25,356
	Euro	Buy	12/16/15	355,130	441,306	(86,176)

Total						$(409,905)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $170,342,603.
(b)	The aggregate identified cost on a tax basis is $151,017,906, resulting in gross unrealized appreciation and depreciation of $35,121,248 and $15,325,441, respectively, or net unrealized appreciation of $19,795,807.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,932,658	$11,983,189	$8,178,418	$4,132	$10,737,429
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $701,166 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.5%
	United Kingdom	15.4
	France	9.4
	Spain	5.8
	Japan	2.4
	Sweden	2.3
	Italy	1.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $112,065 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $720,749 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $500,877 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,754,729	$—	$—
Telecommunication services	3,928,674	—	—
Utilities	146,691,258	4,090,679	—
Total common stocks	155,374,661	4,090,679	—
Short-term investments	10,847,429	500,944	—

Totals by level	$166,222,090	$4,591,623	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(409,905)	$—

Totals by level	$—	$(409,905)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,087,669	$1,497,574

Total	$1,087,669	$1,497,574

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$92,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$135,736	$10,454	$73,701	$28,618	$34,958	$—	$46,070	$327,955	$205,269	$199,552	$25,356	1,087,669

	Total Assets	$135,736	$10,454	$73,701	$28,618	$34,958	$—	$46,070	$327,955	$205,269	$199,552	$25,356	$1,087,669

	Liabilities:
	Forward currency contracts#	123,525	73,433	198,829	28,423	333,596	77,028	121,147	240,390	106,057	87,891	107,255	1,497,574

	Total Liabilities	$123,525	$73,433	$198,829	$28,423	$333,596	$77,028	$121,147	$240,390	$106,057	$87,891	$107,255	$1,497,574

	Total Financial and Derivative Net Assets	$12,211	$(62,979)	$(125,128)	$195	$(298,638)	$(77,028)	$(75,077)	$87,565	$99,212	$111,661	$(81,899)	$(409,905)
	Total collateral received (pledged)##†	$—	$—	$(125,128)	$—	$(229,891)	$(77,028)	$—	$87,565	$—	$111,661	$—
	Net amount	$12,211	$(62,979)	$—	$195	$(68,747)	$—	$(75,077)	$—	$99,212	$—	$(81,899)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016